LONG-TERM DEBT, NET (Philippine Notes) - Additional Information (Detail) - Philippine Notes [Member] - Senior Notes [Member] $ in Thousands, PHP in Billions		12 Months Ended
	Jan. 24, 2014 USD ($)	Dec. 31, 2016	Jan. 24, 2014 PHP
Long-Term Debt [Line Items]
Philippine Notes, face amount	$ 336,825		PHP 15
Purchase price as percentage of principal	100.00%
Interest rate per annum	5.00%		5.00%
Maturity date		Jan. 24, 2019
Redemption price percentage prior to January 24, 2015	100.00%